Note 13 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Shares, Number (in shares)	38,934,161	38,648,461
Capital Shares, Amount	$ 406,984	$ 399,774
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	37,608,467	37,322,767
Capital Shares, Amount	$ 406,611	$ 399,401
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373